Scope of Consolidation, Subsidiaries and Other Equity Investments - Number of Consolidated Entities (Details) - entity	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Scope of Consolidation, Subsidiaries and Other Equity Investments
Beginning of year	226	235
Additions	8	10
Disposals	(18)	(19)
End of year	216	226